Stock Compensation Plans (Non-qualified Stock Options) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Status of Non Qualified Stock Options Included in Stock Plan
Outstanding at beginning of year, number of option	4,839,000
Outstanding at beginning of year, weighted average exercise price	$ 47.89
Outstanding at beginning of year, weighted average remaining contractual term	5 years 2 months 12 days	3 years 8 months 12 days
Outstanding at beginning of year, aggregate intrinsic value	$ 0
Granted, number of options	1,582,000		0
Granted, weighted average exercise price	$ 20.63
Exercised , number of options	(363,000)
Exercised, weighted average exercise price	$ 7.37
Forfeited, number of options	(600,000)
Forfeited, weighted average exercise price	$ 45.12
Expired, number of options	(921,000)
Expired, weighted average exercise price	$ 65.27
Outstanding at end of year, number of option	4,537,000	4,839,000
Outstanding at end of year, weighted average exercise price	$ 38.42	$ 47.89
Outstanding at end of year, weighted average remaining contractual term	5 years 2 months 12 days	3 years 8 months 12 days
Outstanding at end of year, aggregate intrinsic value	0	0
Exercisable at end of year, number of options	2,537,000
Exercisable at end of year, weighted average exercise price	$ 50.51
Exercisable at end of year, weighted average remaining contractual term	2 years 6 months
Exercisable at end of year, aggregate intrinsic value	$ 0